May 4, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:   Farm Bureau Life Variable Account
      File No. 33-12789

Gentlemen:

On behalf of the above-referenced registrant, and in lieu of filing a prospectus and statement of additional information ("SAI") pursuant to Rule 497(b) under the Securities Act of 1933, as amended (the "Act"), I hereby certify pursuant to Rule 497(j) under the Act:

1. that the form of prospectus and SAI that would have been filed under Rule 497(b) would not have differed from the prospectus and SAI contained in the registrant's most recent registration statement; and

2. that the registrant electronically filed the text of the most recent registration statement with the Securities and Exchange Commission via EDGAR on April 27, 2007.

Please contact the undersigned at 515-226-6708 if you have any questions about this filing.

Sincerely,

/s/ Jennifer Morgan

Jennifer Morgan